Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Payroll payable	$ 229,253	$ 145,358
Payable to professionals	238,500	389,000
Freight payable	739,508	795,246
Other suppliers payable	35,275
Others	9,877	19,337
Total	$ 1,252,413	$ 1,348,941